Contract Liabilities and Other Advances - Movement (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities and other advances, beginning of period	£ 97,982	£ 46,321
Additions	24,796	86,415
Recognised in the Income Statement	(23,198)	(34,764)
Transferred to Other Creditors	(7,106)
Foreign Exchange	(2)	10
Contract liabilities and other advances, end of period	92,472	97,982
Grants
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities and other advances, beginning of period	959	1,889
Additions	2,141	715
Recognised in the Income Statement	(1,127)	(1,648)
Transferred to Other Creditors	0
Foreign Exchange	(2)	3
Contract liabilities and other advances, end of period	1,971	959
Revenue generating collaborations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities and other advances, beginning of period	87,884	28,946
Additions	22,655	85,700
Recognised in the Income Statement	(20,038)	(26,769)
Transferred to Other Creditors	0
Foreign Exchange	0	7
Contract liabilities and other advances, end of period	90,501	87,884
Joint operations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities and other advances, beginning of period	9,139	15,486
Additions	0	0
Recognised in the Income Statement	(2,033)	(6,347)
Transferred to Other Creditors	(7,106)
Foreign Exchange	0	0
Contract liabilities and other advances, end of period	£ 0	£ 9,139